Borrowings and financing (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	R$ 19,536,350	R$ 18,958,671	R$ 17,723,836
Addition (lease)	84,048	108,405	42,182
Funding	6,902,565	2,396,058	2,834,551
Borrowing costs	(31,811)	(24,947)	(27,525)
Monetary variation and exchange rate changes	659,475	(163,322)	(301,716)
Fair Value	34,388
Inflation adjustment / exchange variation and incorporated interest - Capitalized	31,979	29,465	13,554
Exchange rate change reclassified to OCI	48,728
Interest paid	(1,976,694)	(1,936,419)	(1,505,488)
Amortization	(2,246,263)	(1,771,090)	(1,536,724)
Accrued interest	1,655,765	1,314,359	1,091,592
Provision for interest and fees - Capitalized	532,323	608,743	609,249
Provision for interest/rates reclassifiedto OCI	6,674
Expenses with borrowing costs	20,770	16,427	15,160
Borrowings and financing, ending	25,258,297	19,536,350	18,958,671
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	16,790,459	16,182,913	14,427,683
Addition (lease)	84,048	108,405	42,182
Funding	6,668,823	1,837,687	2,553,091
Borrowing costs	(24,966)	(16,778)	(17,627)
Monetary variation and exchange rate changes	134,253	146,637	190,202
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized	30,976	29,360	10,250
Exchange rate change reclassified to OCI
Interest paid	(1,857,369)	(1,852,280)	(1,454,009)
Amortization	(2,009,720)	(1,492,795)	(1,232,434)
Accrued interest	1,535,494	1,225,161	1,044,453
Provision for interest and fees - Capitalized	531,225	607,612	605,513
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	18,709	14,537	13,609
Borrowings and financing, ending	21,901,932	16,790,459	16,182,913
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	7,534,818	8,166,366	7,467,968
Addition (lease)
Funding	5,440,478		1,000,000
Borrowing costs	(13,010)	(2,043)	(4,320)
Monetary variation and exchange rate changes	116,330	114,228	165,879
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized	25,579	21,421
Exchange rate change reclassified to OCI
Interest paid	(795,005)	(839,833)	(712,966)
Amortization	(1,232,091)	(741,812)	(563,504)
Accrued interest	801,565	628,580	544,116
Provision for interest and fees - Capitalized	169,235	176,739	257,951
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	14,124	11,172	11,242
Borrowings and financing, ending	12,062,023	7,534,818	8,166,366
Local Currency [Member] | Brazilian Federal Savings Banks [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,621,014	1,526,185	1,483,113
Addition (lease)
Funding	165,873	174,058	119,437
Borrowing costs
Monetary variation and exchange rate changes	10,503	22,023	17,247
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized	2,879	5,475	7,131
Exchange rate change reclassified to OCI
Interest paid	(128,418)	(122,843)	(117,041)
Amortization	(112,399)	(106,982)	(100,855)
Accrued interest	101,284	98,428	80,422
Provision for interest and fees - Capitalized	27,321	24,670	36,731
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs
Borrowings and financing, ending	1,688,057	1,621,014	1,526,185
Local Currency [Member] | BNDES [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,341,472	1,380,993	1,392,844
Addition (lease)
Funding		190,000	200,000
Borrowing costs
Monetary variation and exchange rate changes	7,413	10,326	7,020
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized	2,518	2,464	3,117
Exchange rate change reclassified to OCI
Interest paid	(93,215)	(97,829)	(104,596)
Amortization	(281,867)	(241,992)	(222,353)
Accrued interest	67,629	78,745	67,311
Provision for interest and fees - Capitalized	24,887	18,516	37,391
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	238	249	259
Borrowings and financing, ending	1,069,075	1,341,472	1,380,993
Local Currency [Member] | BID 2202 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,252,742
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI
Interest paid	(257,571)
Amortization	(181,349)
Accrued interest	139,993
Provision for interest and fees - Capitalized	104,513
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	955
Borrowings and financing, ending	2,059,283	2,252,742
Local Currency [Member] | BID INVEST 2020 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	900,367
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Fair Value
Exchange rate change reclassified to OCI
Interest paid	(115,506)
Amortization	(39,550)
Accrued interest	15,854
Provision for interest and fees - Capitalized	93,554
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	661
Borrowings and financing, ending	855,380	900,367
Local Currency [Member] | IFC 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	757,297	774,525
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI
Interest paid	(94,577)	(114,131)
Amortization	(22,800)	(15,200)
Accrued interest	46,651	15,029
Provision for interest and fees - Capitalized	46,372	96,160
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	915	914
Borrowings and financing, ending	733,858	757,297	774,525
Local Currency [Member] | IFC 2023 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,006,642
Addition (lease)
Funding		1,000,000
Borrowing costs	(528)	(13,652)
Monetary variation and exchange rate changes
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI
Interest paid	(116,964)	(2,434)
Amortization
Accrued interest	61,841	11,335
Provision for interest and fees - Capitalized	60,871	11,090
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	1,451	303
Borrowings and financing, ending	1,013,313	1,006,642
Local Currency [Member] | IFC 2024 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning
Addition (lease)
Funding	1,060,000
Borrowing costs	(11,428)
Monetary variation and exchange rate changes
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI
Interest paid
Amortization
Accrued interest	5,698
Provision for interest and fees - Capitalized	4,470
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	7
Borrowings and financing, ending	1,058,747
Local Currency [Member] | IDB INVEST 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	454,543	469,327
Addition (lease)
Funding			470,000
Borrowing costs			(3,922)
Monetary variation and exchange rate changes
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI
Interest paid	(59,504)	(72,245)	(30,698)
Amortization	(14,100)	(14,100)
Accrued interest	59,752	71,305	33,840
Provision for interest and fees - Capitalized
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	256	256	107
Borrowings and financing, ending	440,947	454,543	469,327
Local Currency [Member] | IDB INVEST 2023 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	464,131
Addition (lease)
Funding		470,000
Borrowing costs		(1,083)
Monetary variation and exchange rate changes
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI
Interest paid	(59,907)	(41,022)
Amortization	(14,100)	(7,050)
Accrued interest	60,191	43,263
Provision for interest and fees - Capitalized
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	70	23
Borrowings and financing, ending	450,385	464,131
Local Currency [Member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	309,210	357,844	397,311
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI
Interest paid	(104,725)	(54,135)	(54,390)
Amortization		(48,634)	(39,467)
Accrued interest	112,659	54,135	54,390
Provision for interest and fees - Capitalized
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs
Borrowings and financing, ending	317,144	309,210	357,844
Local Currency [Member] | Leases (Others) [member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	142,300	101,374	125,969
Addition (lease)	84,048	108,405	42,182
Funding
Borrowing costs
Monetary variation and exchange rate changes
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI
Interest paid	(31,799)	(39,918)	(17,659)
Amortization	(105,839)	(88,452)	(84,437)
Accrued interest	62,214	60,891	35,319
Provision for interest and fees - Capitalized
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs
Borrowings and financing, ending	150,924	142,300	101,374
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	5,923	12,130	14,094
Addition (lease)
Funding	2,472	3,629	3,654
Borrowing costs
Monetary variation and exchange rate changes	7	60	56
Inflation adjustment / exchange variation and incorporated interest - Capitalized			2
Exchange rate change reclassified to OCI
Interest paid	(178)	(587)	(789)
Amortization	(5,625)	(9,884)	(5,669)
Accrued interest	163	566	748
Provision for interest and fees - Capitalized	2	9	34
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	32
Borrowings and financing, ending	2,796	5,923	12,130
Local Currency [Member] | IDB 2202 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,252,742	2,450,550	2,589,442
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(328,627)	(281,971)
Amortization		(181,349)	(181,349)
Accrued interest		135,524	98,574
Provision for interest and fees - Capitalized		175,689	224,899
Expenses with borrowing costs		955	955
Borrowings and financing, ending		2,252,742	2,450,550
Local Currency [Member] | IDB INVEST [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	900,367	943,619	956,942
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(138,676)	(108,921)
Amortization		(37,340)	(34,800)
Accrued interest		27,360	129,733
Provision for interest and fees - Capitalized		104,739
Expenses with borrowing costs		665	665
Borrowings and financing, ending		900,367	943,619
Local Currency [Member] | IFC [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning		774,525
Addition (lease)
Funding			760,000
Borrowing costs			(9,385)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid			(24,978)
Amortization
Accrued interest
Provision for interest and fees - Capitalized			48,507
Expenses with borrowing costs			381
Borrowings and financing, ending			774,525
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,745,891	2,775,758	3,296,153
Addition (lease)
Funding	233,742	558,371	281,460
Borrowing costs	(6,845)	(8,169)	(9,898)
Monetary variation and exchange rate changes	525,222	(309,959)	(491,918)
Fair Value	34,388
Inflation adjustment / exchange variation and incorporated interest - Capitalized	1,003	105	3,304
Exchange rate change reclassified to OCI	48,728
Interest paid	(119,325)	(84,139)	(51,479)
Amortization	(236,543)	(278,295)	(304,290)
Accrued interest	120,271	89,198	47,139
Provision for interest and fees - Capitalized	1,098	1,131	3,736
Provision for interest/rates reclassifiedto OCI	6,674
Expenses with borrowing costs	2,061	1,890	1,551
Borrowings and financing, ending	3,356,365	2,745,891	2,775,758
Foreign Currency [Member] | IDBs [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	819,455	532,693	387,837
Addition (lease)
Funding	29,428	384,824	226,497
Borrowing costs	(4,096)	(5,137)	(6,732)
Monetary variation and exchange rate changes	196,490	(45,895)	(20,355)
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Exchange rate change reclassified to OCI	26,808
Interest paid	(58,916)	(33,808)	(12,581)
Amortization	(53,446)	(51,178)	(56,273)
Accrued interest	57,242	36,929	13,733
Provision for interest and fees - Capitalized
Provision for interest/rates reclassifiedto OCI	3,609
Expenses with borrowing costs	1,259	1,027	567
Borrowings and financing, ending	1,017,833	819,455	532,693
Foreign Currency [Member] | IBRD [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	515,015	399,762	420,881
Addition (lease)
Funding	204,314	173,547	39,417
Borrowing costs	(2,749)	(3,032)	(3,166)
Monetary variation and exchange rate changes	132,645	(30,374)	(28,665)
Fair Value
Inflation adjustment / exchange variation and incorporated interest - Capitalized	9		61
Exchange rate change reclassified to OCI	21,920
Interest paid	(37,492)	(22,089)	(3,779)
Amortization	(32,319)	(31,009)	(30,895)
Accrued interest	40,715	27,663	5,525
Provision for interest and fees - Capitalized	298	57	20
Provision for interest/rates reclassifiedto OCI	3,065
Expenses with borrowing costs	596	490	363
Borrowings and financing, ending	846,017	515,015	399,762
Foreign Currency [Member] | JICA [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,411,421	1,803,109	2,401,887
Addition (lease)
Funding			15,546
Borrowing costs
Monetary variation and exchange rate changes	196,087	(231,877)	(437,296)
Fair Value	34,388
Inflation adjustment / exchange variation and incorporated interest - Capitalized	994	105	3,243
Exchange rate change reclassified to OCI
Interest paid	(22,917)	(26,795)	(33,167)
Amortization	(150,778)	(157,785)	(177,007)
Accrued interest	22,314	23,697	26,597
Provision for interest and fees - Capitalized	800	763	3,102
Provision for interest/rates reclassifiedto OCI
Expenses with borrowing costs	206	204	204
Borrowings and financing, ending	1,492,515	1,411,421	1,803,109
Foreign Currency [Member] | IDB 1983AB [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning		40,194
Funding
Borrowing costs
Monetary variation and exchange rate changes		(1,813)
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(1,447)
Amortization		(38,323)
Accrued interest		909
Provision for interest and fees - Capitalized		311
Expenses with borrowing costs		169
Borrowings and financing, ending			40,194
Foreign Currency [Member] | BID 1983AB [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning		R$ 40,194	85,548
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes			(5,602)
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid			(1,952)
Amortization			(40,115)
Accrued interest			1,284
Provision for interest and fees - Capitalized			614
Expenses with borrowing costs			417
Borrowings and financing, ending			R$ 40,194